Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions	12 Months Ended
Mar. 31, 2022
Mr. Mei Kanayama [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	Representative director, director, and controlling shareholder
Tokyo Lifestyle Limited [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	An entity controlled by Mr. Kanayama
Seihinkokusai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	An entity of which Mr. Kanayama’s wife is a corporate auditor
Takuetsu Kokusai Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife
YST (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022
Shintai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	The entity’s representative director is Mr. Kanayama’s wife
Shenzhen Qingzhiliangpin Network Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	A subsidiary of YST (HK) Limited before October 2021, which became a subsidiary of Tokyo Lifestyle Limited in October 2021
Palpito [Member]
Related Party Transactions (Details) - Schedule of relationships with related parties who had transactions [Line Items]
Relationship to the Company	An equity investment entity of the Company